ARTIO GLOBAL FUNDS

Artio International Equity Fund
Artio International Equity Fund II
Artio Total Return Bond Fund
Artio Global High Income Fund
Artio U.S. Microcap Fund
Artio U.S. Smallcap Fund
Artio U.S. Midcap Fund
Artio U.S. Multicap Fund
Artio Global Equity Fund Inc.
(collectively, the “Artio Global Funds”)

Supplement dated October 31, 2008 to the Prospectus and Statement of Additional Information, each dated February 29, 2008, each as may be revised or supplemented from time to time

In the sub-section “Principal Investment Strategies” within the section entitled “FUND STRATEGIES AND RISKS” on pages 40-41 with regard to Artio International Equity Fund, the following text is added as the sixth paragraph:

When deemed appropriate by the Adviser, the Adviser may from time to time seek to reduce foreign currency risk by hedging some or all of a Fund’s foreign currency exposure back into the U.S. dollar.

In the sub-section “Principal Investment Strategies” within the section entitled “FUND STRATEGIES AND RISKS” on pages 42-43 with regard to Artio International Equity Fund II, the following text is added as the sixth paragraph:

When deemed appropriate by the Adviser, the Adviser may from time to time seek to reduce foreign currency risk by hedging some or all of a Fund’s foreign currency exposure back into the U.S. dollar.

In the sub-section “Principal Investment Strategies” within the section entitled “FUND STRATEGIES AND RISKS” on pages 55-56 with regard to Artio Global Equity Fund Inc., the following text is added as the eleventh paragraph:

When deemed appropriate by the Adviser, the Adviser may from time to time seek to reduce foreign currency risk by hedging some or all of a Fund’s foreign currency exposure back into the U.S. dollar.

In the sub-section “Foreign Currency Transactions Risk” within the section entitled “RISKS OF INVESTING IN THE FUNDS” on page 62, the following text is added to the end of the first paragraph:

When deemed appropriate by the Adviser, the Adviser may from time to time seek to reduce foreign currency risk by hedging some or all of a Fund’s foreign currency exposure back into the U.S. dollar.

******************************************************************************************************************

The Board of Trustees of Artio Global Investment Funds and the Board of Directors of the Artio Global Equity Fund Inc. approved a plan to liquidate the Class R and Consultant Class shares of the Artio Global Funds, such liquidation to take place on or about October 31, 2008.

Effective at the close of business on October 27, 2008, the Artio Global Funds will no longer accept new or additional investments in Class R or Consultant Class shares of the Artio Global Funds.